UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2010
                                                --------------

Check here if Amendment [  ]: Amendment Number:
                                                -----------------------

         This Amendment (Check only one):   | | is a restatement
                                            | | adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:             Harbinger Capital Partners Master Fund I, Ltd.
Address:          c/o International Fund Services (Ireland) Limited
                  Third Floor, Bishop's Square
                  Redmond's Hill, Dublin 2, Ireland

Form 13F File Number:          028-11249
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By:          Harbinger Capital Partners LLC
By:          Harbinger Holdings, LLC, Manager

Name:        Philip Falcone
Title:       Managing Member
Phone:       212-339-5888

Signature, Place and Date of Signing:


       /s/ Philip Falcone              New York, New York        May 17, 2010
-------------------------------      -----------------------    --------------
            [Signature]                   [City, State]             [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                                 2
                                                          -------------------

Form 13F Information Table Entry Total:                           35
                                                          -------------------

Form 13F Information Table Value Total:                       $1,983,918
                                                          -------------------
                                                            (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number  Name

1    028-13483             Harbinger Holdings, LLC
2    028-13482             Harbinger Capital Partners LLC


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                                              HARBINGER CAPITAL PARTNERS MASTER FUND I, LTD.
                                                                 FORM 13F
                                                      QUARTER ENDED MARCH 31, 2010

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                                CLASS                        VALUE     SHRS OR  SH/ PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                  TITLE            CUSIP     (X$1,000)   PRN AMT  PRN CALL  DISCRETION MANAGERS   SOLE     SHARED NONE
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
ASHLAND INC NEW              COM              044209104    9,235      175,000   SH        DEFINED    1, 2        175,000
BARCLAYS BK PLC              IPATH SHRT ETN   06740C527   23,374    1,112,500   SH        DEFINED    1, 2      1,112,500
BUNGE LIMITED                COM              G16962105   96,713    1,569,257   SH        DEFINED    1, 2      1,569,257
CALPINE CORP                 COM NEW          131347304   79,663    6,700,000   SH  CALL  DEFINED    1, 2      6,700,000
CITIGROUP INC                COM              172967101  283,500   70,000,000   SH        DEFINED    1, 2     70,000,000
CLEARWIRE CORP NEW           CL A             18538Q105    4,926      689,000   SH        DEFINED    1, 2        689,000
CLIFFS NATURAL RESOURCES INC COM              18683K101   31,928      450,000   SH        DEFINED    1, 2        450,000
COMPLETE PRODUCTION SERVICES COM              20453E109   86,048    7,450,000   SH        DEFINED    1, 2      7,450,000
CONSOL ENERGY INC            COM              20854P109   27,729      650,000   SH        DEFINED    1, 2        650,000
CONSTELLATION ENERGY GROUP I COM              210371100   15,800      450,000   SH        DEFINED    1, 2        450,000
CORN PRODS INTL INC          COM              219023108  120,730    3,483,280   SH        DEFINED    1, 2      3,483,280
EXCO RESOURCES INC           COM              269279402  129,206    7,029,711   SH        DEFINED    1, 2      7,029,711
FREEPORT-MCMORAN COPPER & GO COM              35671D857   62,655      750,000   SH        DEFINED    1, 2        750,000
HARBINGER GROUP INC          COM              41146A106   22,454    3,316,687   SH        DEFINED    1, 2      3,316,687
HARRY WINSTON DIAMOND CORP   COM              41587B100   11,659    1,182,448   SH        DEFINED    1, 2      1,182,448
ISTAR FINL INC               FRNT 10/0        45031UBF7   12,168   16,000,000   PRN       DEFINED    1, 2                       NONE
ISTAR FINL INC               COM              45031U101    5,537    1,206,420   SH        DEFINED    1, 2      1,206,420
MEDIA GEN INC                CL A             584404107    6,082      733,600   SH        DEFINED    1, 2        733,600
MERCER INTL INC              COM              588056101   11,743    2,228,194   SH        DEFINED    1, 2      2,228,194
MIRANT CORP NEW              COM              60467R100    6,468      595,573   SH        DEFINED    1, 2        595,573
MORGANS HOTEL GROUP CO       NOTE 2.375%10/1  61748WAB4   29,153   39,000,000   PRN       DEFINED    1, 2                       NONE
NEW YORK TIMES CO            CL A             650111107  187,950   16,886,799   SH        DEFINED    1, 2     16,886,799
NRG ENERGY INC               COM NEW          629377508  159,144    7,614,529   SH        DEFINED    1, 2      7,614,529
OWENS CORNING NEW            *W EXP 10/30/201 690742127      765      475,000   SH        DEFINED    1, 2                       NONE
PIONEER DRILLING CO          COM              723655106      880      125,000   SH        DEFINED    1, 2        125,000
REDDY ICE HLDGS INC          COM              75734R105   10,164    2,200,000   SH        DEFINED    1, 2      2,200,000
SEAGATE TECHNOLOGY           SHS              G7945J104   36,520    2,000,000   SH        DEFINED    1, 2      2,000,000
SPDR GOLD TRUST              GOLD SHS         78463V107  133,464    1,225,000   SH        DEFINED    1, 2      1,225,000
SPRINT NEXTEL CORP           COM SER 1        852061100  188,670   49,650,000   SH        DEFINED    1, 2     49,650,000
STRATEGIC HOTELS & RESORTS I COM              86272T106   12,480    2,936,466   SH        DEFINED    1, 2      2,936,466
SUPERIOR WELL SVCS INC       COM              86837X105   30,643    2,290,200   SH        DEFINED    1, 2      2,290,200
TERRESTAR CORP               COM              881451108   41,760   31,636,394   SH        DEFINED    1, 2     31,636,394
TRINA SOLAR LIMITED          SPON ADR         89628E104   32,275    1,322,200   SH        DEFINED    1, 2      1,322,200
U S AIRWAYS GROUP INC        COM              90341W108   58,800    8,000,000   SH        DEFINED    1, 2      8,000,000
VANTAGE DRILLING COMPANY     ORD SHS          G93205113   13,632    9,210,500   SH        DEFINED    1, 2      9,210,500
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